Related Parties Transactions And Balances	12 Months Ended
Dec. 31, 2014
Related Party Transaction, Due from (to) Related Party [Abstract]
Related Parties Transactions And Balances
RELATED PARTIES' TRANSACTIONS AND BALANCES

Transactions:	Year ended December 31,
	2014	2013	2012
Income -
Sales to affiliated companies (*)	$138,380	$116,805	$98,884
Participation in expenses	$1,911	$2,330	$2,063
Cost and expenses -
Supplies from affiliated companies (**)	$10,729	$16,166	$10,908

Balances:	December 31,
	2014	2013
Trade receivables and other receivables (*)	$84,656	$59,889
Trade payables and advances (**)	$17,906	$17,103

The purchases from related parties are made at arm’s length. The sales to the Company’s related parties in respect of U.S. government defense contracts are made on the basis of cost.

(*)	The significant sales and balances include sales of helmet mounted cueing systems purchased from the Company by 50%-owned subsidiaries of ESA.

(**)
Includes electro-optics components and sensors, purchased by the Company from a 50%-owned Israeli partnership, and electro-optics products purchased by the Company from another 50%-owned Israeli subsidiary.